PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

The Company reviews the estimated useful lives of property and equipment at the end of each reporting period. The Company determined that the useful lives of the assets included as property and equipment are in accordance with their expected lives.

Property and equipment as of December 31, 2022 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	66,602	14,207	68,302	240	13,971	2,354	62,614	228,290
Additions related to business combinations (note 26.2)	650	147	398	128	—	—	—	1,323
Additions	26,542	2,599	1,269	—	—	—	22,749	53,159
Derecognition	(776)	(458)	(296)	—	—	—	—	(1,530)
Transfers	1	(9)	8,667	—	17,534	—	(26,193)	—
Translation	(182)	(7)	(130)	(92)	—	—	4	(407)
Values at end of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835

Depreciation
Accumulated at beginning of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Additions	13,899	2,896	8,110	82	337	—	—	25,324
Derecognition	(746)	(397)	(286)	—	—	—	—	(1,429)
Translation	184	9	77	20	—	—	—	290
Accumulated at end of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Carrying amount	37,476	5,496	27,394	163	29,676	2,354	59,174	161,733

Property and equipment as of December 31, 2021 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127
Additions related to business combinations (note 26.2)	71	781	456	273	—	—	—	1,581
Additions	17,644	3,709	1,372	—	64	—	28,591	51,380
Disposals	(1,462)	(418)	(506)	(138)	—	—	(322)	(2,846)
Transfers	—	—	15,454	—	—	—	(15,454)	—
Translation	17	51	(42)	26	—	—	(4)	48
Values at end of year	66,602	14,207	68,302	240	13,971	2,354	62,614	228,290

Depreciation
Accumulated at beginning of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Additions	10,571	2,073	6,811	36	308	—	—	19,799
Disposals	(1,216)	(279)	(460)	(54)	—	—	—	(2,009)
Translation	22	30	(37)	12	—	—	—	27
Accumulated at end of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Carrying amount	24,578	5,732	25,387	229	12,479	2,354	62,614	133,373